Schedule of Investments (unaudited)	iShares® USD Green Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Australia — 0.8%
MTR Corp. CI Ltd., 2.50%, 11/02/26(a)	$1,100	$1,053,243
Norinchukin Bank (The), 1.28%, 09/22/26(b)(c)	780	717,135
Principal Life Global Funding II, 1.25%, 08/16/26(b)	885	821,858
WP Carey Inc., 2.45%, 02/01/32	536	443,538
		3,035,774
Brazil — 0.5%
Suzano Austria GmbH, 5.75%, 07/14/26(a)	830	837,308
Suzano International Finance BV, 5.50%, 01/17/27	1,077	1,080,618
		1,917,926
Canada — 1.7%
Alimentation Couche-Tard Inc., 3.63%, 05/13/51(b)	540	398,577
Bank of the Philippine Islands, 2.50%, 09/10/24(a)	200	199,007
Brookfield Finance Inc., 2.72%, 04/15/31	728	633,045
Canadian Imperial Bank of Commerce, 0.95%,
10/23/25	785	748,322
Manulife Financial Corp., 3.70%, 03/16/32	1,135	1,053,903
Royal Bank of Canada, 1.15%, 07/14/26	1,200	1,119,784
Southern Power Co., 0.90%, 01/15/26	597	563,005
Toronto-Dominion Bank (The)
1.25%, 12/13/24	855	841,934
5.26%, 12/11/26	710	717,842
		6,275,419
Chile — 0.4%
Colbun SA, 3.15%, 01/19/32(a)	940	797,321
Inversiones CMPC SA, 4.38%, 04/04/27(a)(c)	730	709,063
		1,506,384
China — 6.1%
Agricultural Bank of China Ltd./Hong Kong, 2.00%,
03/01/25(a)	1,200	1,179,603
Agricultural Bank of China Ltd./New York
1.25%, 01/19/26(a)	400	380,500
2.00%, 01/18/27(a)	600	564,719
Amipeace Ltd., 1.75%, 11/09/26(a)	700	656,190
Baidu Inc., 2.38%, 08/23/31	1,055	897,803
Bank of China Ltd./Johannesburg, 1.88%, 02/16/25(a)	600	589,965
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(a)	800	755,689
Bank of China Ltd./Paris, 4.75%, 11/23/25(a)	600	598,427
Bank of China Ltd./Singapore, 3.25%, 04/28/25(a)	700	691,650
Bank of China Ltd./Sydney, 0.75%, 09/29/24(a)	200	198,541
Chengdu Tianfu New Area Investment Group Co. Ltd.,
5.45%, 04/10/27(a)	200	199,909
China Construction Bank Corp./Hong Kong
1.25%, 08/04/25(a)	1,400	1,349,683
5.00%, 11/30/26(a)	800	805,010
China Construction Bank Corp./London, 3.13%,
05/17/25(a)	1,400	1,380,158
China Merchants Bank Co. Ltd./Hong Kong, 1.20%,
09/10/25(a)	800	767,129
China Merchants Bank Co. Ltd./Luxembourg Branch,
1.25%, 09/01/26(a)	500	465,636
China Merchants Bank Co. Ltd./Sydney, 2.00%,
03/02/25(a)	400	393,137
Coastal Emerald Ltd., 4.10%, 06/15/25(a)	600	591,337
Industrial & Commercial Bank of China
Ltd./Hong Kong
1.63%, 10/28/26(a)	1,800	1,684,966
2.95%, 06/01/25(a)	2,100	2,066,003
5.38%, 10/25/26(a)	200	202,763
Security	Par (000)	Value

China (continued)
Industrial & Commercial Bank of China
Ltd./Singapore, 1.00%, 10/28/24(a)	$1,400	$1,385,769
Industrial Bank Co. Ltd./Hong Kong, 3.25%,
05/18/25(a)	1,000	986,864
Lenovo Group Ltd., 6.54%, 07/27/32(a)	855	917,607
Shanghai Pudong Development Bank Co. Ltd., 3.25%,
07/14/25(a)	600	590,363
Shanhai Hong Kong International Investments Ltd.,
5.00%, 06/16/25(a)	200	191,301
Wuhan Metro Group Co. Ltd., 2.96%, 09/24/24(a)	800	796,350
Xiaomi Best Time International Ltd., 4.10%,
07/14/51(a)	605	450,121
Xingcheng Bvi Ltd., 2.38%, 10/08/26(a)	600	554,277
		22,291,470
Denmark — 0.3%
AP Moller - Maersk A/S, 5.88%, 09/14/33(b)	1,127	1,175,555

France — 1.0%
BNP Paribas SA, 1.68%, 06/30/27,
(1-day SOFR + 0.912%)(b)(d)	1,515	1,417,601
Electricite de France SA, 3.63%, 10/13/25(b)	2,290	2,249,452
		3,667,053
Germany — 4.3%
Deutsche Bank AG/New York, 1.69%, 03/19/26	1,195	1,135,495
Kreditanstalt fuer Wiederaufbau
0.75%, 09/30/30	3,067	2,526,798
1.00%, 10/01/26	3,559	3,320,267
1.75%, 09/14/29	3,320	2,975,837
4.38%, 02/28/34	3,100	3,158,367
Landesbank Baden-Wuerttemberg, 2.00%,
02/24/25(a)	1,200	1,178,105
RWE Finance U.S. LLC, 5.88%, 04/16/34(b)	1,450	1,491,297
		15,786,166
Hong Kong — 1.6%
CMB International Leasing Management Ltd.
1.25%, 09/16/24(a)	400	397,951
1.75%, 09/16/26(a)	600	560,214
Hongkong Land Finance Cayman Islands Co. Ltd.
(The), 2.25%, 07/15/31(a)	700	586,323
ICBCIL Finance Co. Ltd., 2.25%, 11/02/26(a)	1,100	1,038,406
Link Finance Cayman 2009 Ltd. (The), 2.88%,
07/21/26(a)	700	673,646
MTR Corp. Ltd., 1.63%, 08/19/30(a)	1,860	1,599,874
Swire Properties MTN Financing Ltd., 3.50%,
01/10/28(a)	900	862,758
		5,719,172
Hungary — 0.3%
MVM Energetika Zrt, 7.50%, 06/09/28(a)	1,100	1,157,106

India — 1.0%
Indian Railway Finance Corp. Ltd.
3.57%, 01/21/32(a)(c)	890	806,388
3.84%, 12/13/27(a)	400	385,980
Power Finance Corp. Ltd., 3.75%, 12/06/27(a)	700	670,697
REC Ltd.
3.88%, 07/07/27(a)	700	675,128
5.63%, 04/11/28(a)	1,200	1,220,165
		3,758,358
Indonesia — 0.5%
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(a)	630	630,103

Schedule of Investments (unaudited) (continued)	iShares® USD Green Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indonesia (continued)
Star Energy Geothermal Darajat II/Star Energy
Geothermal Salak
3.25%, 04/14/29(a)	$16	$14,685
4.85%, 10/14/38(a)	1,200	1,108,235
		1,753,023
Ireland — 0.4%
Bank of Ireland Group PLC, 6.25%, 09/16/26,
(1-year CMT + 2.650%)(b)(d)	1,475	1,488,794

Japan — 3.9%
Aozora Bank Ltd.
5.90%, 03/02/26(a)	400	399,670
5.90%, 09/08/26(a)	500	499,365
Central Nippon Expressway Co. Ltd., 0.89%,
12/10/25(a)	700	662,167
Honda Motor Co. Ltd.
2.27%, 03/10/25	1,505	1,477,857
2.53%, 03/10/27(c)	1,591	1,510,563
2.97%, 03/10/32(c)	1,110	995,789
Marubeni Corp., 1.58%, 09/17/26(a)	900	837,573
Mitsui Fudosan Co. Ltd., 2.57%, 01/21/32(b)	575	491,256
Mizuho Financial Group Inc.
3.26%, 05/22/30, (1-year CMT + 1.250%)(d)	715	662,982
5.78%, 07/06/29, (1-year CMT + 1.650%)(d)	2,200	2,263,305
Norinchukin Bank (The)
4.87%, 09/14/27(b)	775	764,545
5.43%, 03/09/28(b)(c)	760	765,593
Sumitomo Mitsui Financial Group Inc., 2.47%,
01/14/29	765	694,569
Sumitomo Mitsui Trust Bank Ltd.
1.55%, 03/25/26(b)	795	753,100
2.80%, 03/10/27(b)	730	695,423
5.50%, 03/09/28(b)	790	811,167
		14,284,924
Netherlands — 2.7%
ABN AMRO Bank NV, 2.47%, 12/13/29,
(1-year CMT + 1.100%)(b)(d)	1,585	1,422,239
Cooperatieve Rabobank UA
1.00%, 09/24/26, (1-year CMT + 0.730%)(b)(d)	1,590	1,516,494
1.11%, 02/24/27, (1-year CMT + 0.550%)(b)(d)	1,475	1,385,400
ING Groep NV
1.40%, 07/01/26, (1-year CMT + 1.100%)(b)(d)	1,535	1,481,355
4.63%, 01/06/26(b)	1,910	1,901,149
Nederlandse Waterschapsbank NV, 2.38%,
03/24/26(b)(c)	2,030	1,961,210
		9,667,847
Portugal — 0.3%
EDP Finance BV, 1.71%, 01/24/28(b)(c)	1,300	1,171,513

Qatar — 0.3%
QNB Finance Ltd., 1.63%, 09/22/25(a)	1,000	959,289

Saudi Arabia — 4.4%
Gaci First Investment Co.
4.75%, 02/14/30(a)	2,700	2,666,060
4.88%, 02/14/35(a)	3,000	2,897,313
5.00%, 10/13/27(a)	2,000	2,004,681
5.13%, 02/14/53(a)	2,500	2,195,282
5.25%, 10/13/32(a)	1,920	1,938,111
5.38%, 10/13/2122(a)	800	688,256
Security	Par (000)	Value

Saudi Arabia (continued)
Saudi Electricity Global Sukuk Co. 5
1.74%, 09/17/25(a)	$1,200	$1,151,090
2.41%, 09/17/30(a)	900	780,406
Saudi Electricity Sukuk Programme Co., 4.63%,
04/11/33(a)	1,850	1,807,570
		16,128,769
Singapore — 0.2%
Vena Energy Capital Pte Ltd., 3.13%, 02/26/25(a)	800	789,495

South Korea — 3.6%
Doosan Enerbility Co. Ltd., 5.50%, 07/17/26(a)	400	404,091
Hanwha Q Cells Americas Holdings Corp., 5.00%,
07/27/28(a)	600	606,787
Hyundai Capital Services Inc.
1.25%, 02/08/26(a)	1,100	1,037,254
2.50%, 01/24/27(a)	250	235,537
Kia Corp.
1.75%, 10/16/26(a)	350	326,518
2.38%, 02/14/25(a)	550	541,719
2.75%, 02/14/27(a)	730	691,888
Korea Development Bank (The), 0.75%, 01/25/25	1,750	1,714,862
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52,
(5-year CMT + 2.887%)(a)(d)	755	755,916
LG Chem Ltd.
3.25%, 10/15/24(a)	750	746,641
3.63%, 04/15/29(a)	745	706,045
LG Energy Solution Ltd.
5.63%, 09/25/26(a)	600	605,932
5.75%, 09/25/28(a)	900	920,582
Shinhan Bank Co. Ltd., 4.38%, 04/13/32(a)(c)	800	751,162
SK Battery America Inc.
2.13%, 01/26/26(a)	1,200	1,137,556
4.88%, 01/23/27(a)	600	599,184
SK On Co. Ltd., 5.38%, 05/11/26(a)	1,400	1,409,875
		13,191,549
Supranational — 0.5%
New Development Bank (The), 5.13%, 04/26/26(a)	1,900	1,896,057

Sweden — 0.4%
Swedbank AB, 1.54%, 11/16/26(b)	1,540	1,432,259

United Arab Emirates — 4.4%
Abu Dhabi Commercial Bank PJSC
4.50%, 09/14/27(a)	700	694,648
5.50%, 01/12/29(a)	1,100	1,130,852
Abu Dhabi National Energy Co. PJSC, 4.70%,
04/24/33(a)	1,550	1,529,382
Adib Sukuk Co. II Ltd., 5.70%, 11/15/28(a)	700	718,426
Aldar Investment Properties Sukuk Ltd.
4.88%, 05/24/33(a)	700	686,268
5.50%, 05/16/34(a)	700	713,832
Commercial Bank of Dubai PSC, 5.32%, 06/14/28(a)	800	804,969
DP World Crescent Ltd., 5.50%, 09/13/33(a)	2,200	2,240,934
Emirates NBD Bank PJSC, 5.88%, 10/11/28(a)	1,100	1,144,038
First Abu Dhabi Bank PJSC
4.77%, 06/06/28(a)	800	798,389
5.13%, 10/13/27(a)	1,175	1,184,468
MAF Sukuk Ltd.
3.93%, 02/28/30(a)	600	563,814
4.64%, 05/14/29(a)	1,400	1,371,114
5.00%, 06/01/33(a)	600	589,348

Schedule of Investments (unaudited) (continued)	iShares® USD Green Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

United Arab Emirates (continued)
Masdar Abu Dhabi Future Energy Co., 4.88%,
07/25/33(a)	$1,200	$1,181,315
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(a)	944	764,072
		16,115,869
United States — 36.6%
AES Andes SA, 6.30%, 03/15/29(a)	750	763,215
AES Corp. (The)
1.38%, 01/15/26	1,250	1,184,021
2.45%, 01/15/31(c)	1,510	1,270,959
5.45%, 06/01/28	1,335	1,347,943
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32	1,115	894,485
2.95%, 03/15/34	1,305	1,084,508
3.80%, 04/15/26	555	544,026
4.75%, 04/15/35	780	741,537
American Homes 4 Rent LP, 5.50%, 02/01/34(c)	925	930,283
Apple Inc., 3.00%, 06/20/27	1,490	1,437,628
Arizona Public Service Co., 2.65%, 09/15/50	610	366,093
AvalonBay Communities Inc.
1.90%, 12/01/28	905	810,483
2.05%, 01/15/32(c)	805	673,956
Avangrid Inc.
3.15%, 12/01/24	925	916,920
3.20%, 04/15/25	1,135	1,116,488
3.80%, 06/01/29	1,170	1,113,471
Bank of America Corp., 2.46%, 10/22/25,
(3-mo. SOFR + 1.132%)(d)	2,940	2,918,415
Boston Properties LP
2.45%, 10/01/33(c)	1,085	831,349
2.55%, 04/01/32(c)	1,500	1,203,415
3.40%, 06/21/29	1,945	1,766,476
4.50%, 12/01/28	770	739,357
6.50%, 01/15/34(c)	1,105	1,156,812
6.75%, 12/01/27	1,200	1,248,165
Consolidated Edison Co. of New York Inc.
3.60%, 06/15/61(c)	1,095	769,590
Series 20A, 3.35%, 04/01/30(c)	925	869,225
Series 20B, 3.95%, 04/01/50	1,470	1,188,596
Dominion Energy Inc., Series C, 2.25%, 08/15/31	1,290	1,080,985
DTE Electric Co.
3.95%, 03/01/49	954	769,447
Series A, 1.90%, 04/01/28	924	841,274
Series A, 4.05%, 05/15/48(c)	812	667,997
Series B, 3.25%, 04/01/51(c)	616	432,364
Series B, 3.65%, 03/01/52	600	452,963
Duke Energy Carolinas LLC, 3.95%, 11/15/28	1,023	1,002,590
Duke Energy Florida LLC, 2.50%, 12/01/29	1,015	915,043
Duke Energy Progress LLC
3.45%, 03/15/29	946	901,668
5.10%, 03/15/34(c)	755	766,656
Equinix Inc.
1.00%, 09/15/25	1,113	1,063,474
1.55%, 03/15/28	972	867,193
2.50%, 05/15/31	1,522	1,306,355
3.90%, 04/15/32	1,785	1,663,565
ERP Operating LP
1.85%, 08/01/31(c)	784	648,843
4.15%, 12/01/28	590	578,456
Evergy Kansas Central Inc., 2.55%, 07/01/26	555	533,687
Federal Realty OP LP
1.25%, 02/15/26	717	676,027
Security	Par (000)	Value

United States (continued)
5.38%, 05/01/28	$535	$542,944
Fifth Third Bancorp, 1.71%, 11/01/27,
(1-day SOFR + 0.685%)(d)	751	697,607
Ford Motor Co.
3.25%, 02/12/32	3,797	3,190,217
6.10%, 08/19/32(c)	2,593	2,624,938
General Motors Co.
5.40%, 10/15/29(c)	1,220	1,236,839
5.60%, 10/15/32(c)	2,010	2,050,420
Georgia Power Co., 3.25%, 04/01/26	472	460,675
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26(b)(c)	1,580	1,509,240
3.75%, 09/15/30(b)(c)	562	493,153
8.00%, 06/15/27(b)(c)	1,100	1,150,865
Healthpeak OP LLC
1.35%, 02/01/27	783	718,527
2.13%, 12/01/28(c)	695	622,343
Host Hotels & Resorts LP
5.70%, 07/01/34	850	857,703
Series H, 3.38%, 12/15/29	630	575,185
Series I, 3.50%, 09/15/30	1,795	1,630,710
Series J, 2.90%, 12/15/31	405	345,331
Hyundai Capital America, 5.80%, 06/26/25(b)	1,191	1,196,300
Interstate Power & Light Co.
3.50%, 09/30/49	494	355,195
3.60%, 04/01/29	651	621,018
4.10%, 09/26/28(c)	505	492,267
JPMorgan Chase & Co.
0.77%, 08/09/25, (1-day SOFR + 0.490%)(d)	2,003	2,000,828
6.07%, 10/22/27, (1-day SOFR + 1.330%)(d)	2,885	2,959,703
Kaiser Foundation Hospitals
3.15%, 05/01/27	945	914,809
Series 2021, 2.81%, 06/01/41	1,880	1,397,229
Kilroy Realty LP
2.50%, 11/15/32(c)	470	361,968
2.65%, 11/15/33	820	619,907
4.75%, 12/15/28(c)	625	604,107
Kimco Realty OP LLC, 2.70%, 10/01/30	748	662,254
Liberty Utilities Finance GP 1, 2.05%, 09/15/30(b)	912	765,136
Massachusetts Institute of Technology, 3.96%,
07/01/38(c)	691	647,276
Metropolitan Life Global Funding I, 0.95%,
07/02/25(b)(c)	1,140	1,098,857
MidAmerican Energy Co.
2.70%, 08/01/52	665	412,803
3.10%, 05/01/27	362	348,684
3.15%, 04/15/50	908	627,862
3.65%, 04/15/29	1,235	1,189,146
3.65%, 08/01/48	1,055	810,865
3.95%, 08/01/47	760	610,041
4.25%, 07/15/49	1,290	1,089,523
5.30%, 02/01/55	910	890,068
5.35%, 01/15/34(c)	598	619,603
5.85%, 09/15/54	1,485	1,563,706
Nature Conservancy (The), Series A, 3.96%,
03/01/52(c)	527	443,896
New York State Electric & Gas Corp.
5.65%, 08/15/28(b)	580	597,449
5.85%, 08/15/33(b)	597	620,176
NextEra Energy Capital Holdings Inc., 1.90%,
06/15/28	2,244	2,021,641

Schedule of Investments (unaudited) (continued)	iShares® USD Green Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

United States (continued)
Niagara Mohawk Power Corp.
1.96%, 06/27/30(b)	$900	$768,906
5.78%, 09/16/52(b)	760	762,552
NiSource Inc., 5.00%, 06/15/52	536	489,933
Norinchukin Bank (The), 2.08%, 09/22/31(b)	755	611,548
Northern States Power Co./MN
2.25%, 04/01/31	504	431,970
2.60%, 06/01/51	1,025	632,569
2.90%, 03/01/50	820	541,198
3.20%, 04/01/52	627	433,849
4.50%, 06/01/52	710	616,941
5.40%, 03/15/54	1,035	1,029,541
NSTAR Electric Co.
3.10%, 06/01/51	452	305,535
3.25%, 05/15/29	590	556,917
3.95%, 04/01/30	632	608,919
4.95%, 09/15/52	603	558,437
Oncor Electric Delivery Co. LLC, 4.15%, 06/01/32	603	575,103
Pacific Life Global Funding II, 1.38%, 04/14/26(b)	1,240	1,170,714
PacifiCorp
2.90%, 06/15/52	1,477	900,125
5.50%, 05/15/54	1,831	1,742,640
Piedmont Operating Partnership LP, 3.15%, 08/15/30	455	376,075
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24(c)	960	951,312
4.76%, 01/26/27, (1-day SOFR + 1.085%)(d)	1,925	1,914,527
Prologis LP
1.25%, 10/15/30	1,090	892,124
4.63%, 01/15/33	1,002	981,287
Prudential Financial Inc., 1.50%, 03/10/26	746	708,579
Public Service Co. of Colorado
3.70%, 06/15/28	530	511,170
4.10%, 06/15/48	550	433,020
5.75%, 05/15/54	100	102,047
Series 34, 3.20%, 03/01/50	848	575,529
Series 36, 2.70%, 01/15/51(c)	525	317,819
Public Service Co. of Oklahoma
Series J, 2.20%, 08/15/31	635	526,372
Series K, 3.15%, 08/15/51	612	404,867
Puget Sound Energy Inc.
5.45%, 06/01/53	332	327,873
5.69%, 06/15/54	400	409,618
Rexford Industrial Realty LP, 2.15%, 09/01/31	638	520,308
RWE Finance U.S. LLC, 6.25%, 04/16/54(b)	1,500	1,533,120
Seattle Children's Hospital, Series 2021, 2.72%,
10/01/50(c)	468	299,638
Solar Star Funding LLC, 5.38%, 06/30/35(b)(c)	1,137	1,113,587
Southern Power Co., 4.15%, 12/01/25	745	737,294
Southwestern Electric Power Co., 3.25%, 11/01/51	946	619,692
Southwestern Public Service Co.
3.75%, 06/15/49	455	337,995
Series 8, 3.15%, 05/01/50	915	602,220
Toyota Motor Credit Corp., 2.15%, 02/13/30(c)	1,152	1,017,256
Tucson Electric Power Co., 1.50%, 08/01/30	470	391,285
UDR Inc.
1.90%, 03/15/33(c)	532	412,419
3.10%, 11/01/34(c)	454	374,929
Union Electric Co., 2.63%, 03/15/51	805	492,854
Union Pacific Corp., 4.95%, 09/09/52	931	892,092
Verizon Communications Inc.
1.50%, 09/18/30(c)	1,385	1,157,168
Security	Par (000)	Value

United States (continued)
2.85%, 09/03/41	$1,475	$1,060,656
3.88%, 02/08/29	1,565	1,514,346
3.88%, 03/01/52	1,460	1,137,342
5.05%, 05/09/33(c)	1,540	1,552,103
5.50%, 02/23/54(c)	1,540	1,542,989
Welltower OP LLC
2.70%, 02/15/27(c)	750	715,060
3.85%, 06/15/32	859	792,471
Wisconsin Electric Power Co., 4.75%, 09/30/32(c)	760	761,582
Wisconsin Power and Light Co.
1.95%, 09/16/31	484	396,354
3.95%, 09/01/32	855	798,356
4.95%, 04/01/33(c)	393	390,430
5.38%, 03/30/34	410	417,475
Wisconsin Public Service Corp., 2.85%, 12/01/51	648	414,016
Xylem Inc./New York
1.95%, 01/30/28	845	771,276
2.25%, 01/30/31	770	658,624
		133,899,570
Total Corporate Bonds & Notes — 76.2%
(Cost: $287,496,975)		279,069,341

Foreign Government Obligations(e)

Canada — 0.9%
CDP Financial Inc., 1.00%, 05/26/26(b)	1,800	1,690,477
Export Development Canada, 4.75%, 06/05/34	1,500	1,570,896
		3,261,373
Chile — 1.2%
Chile Government International Bond
2.55%, 01/27/32	2,265	1,939,185
3.50%, 01/25/50(c)	3,585	2,636,061
		4,575,246
China — 0.4%
China Development Bank/Hong Kong, 0.63%,
09/09/24(a)	1,500	1,492,719

Denmark — 0.2%
Kommunekredit, 5.13%, 11/01/27(a)	600	614,990

Hong Kong — 4.0%
Airport Authority
1.75%, 01/12/27(b)	1,580	1,481,289
4.75%, 01/12/28(b)(c)	1,480	1,500,700
Hong Kong Government International Bond
0.63%, 02/02/26(b)	2,335	2,209,650
1.38%, 02/02/31(b)(c)	1,700	1,432,168
1.75%, 11/24/31(a)	1,400	1,190,019
2.38%, 02/02/51(b)	800	515,049
4.00%, 06/07/28(b)	650	648,851
4.00%, 06/07/33(b)	1,250	1,233,924
4.25%, 06/07/26(b)	400	399,348
4.38%, 01/11/26(b)	30	30,004
4.50%, 01/11/28(b)(c)	1,610	1,632,943
4.63%, 01/11/33(b)	1,500	1,547,927
5.25%, 01/11/53(b)(c)	820	883,648
		14,705,520
Indonesia — 1.3%
Perusahaan Penerbit SBSN Indonesia III
3.55%, 06/09/51(a)(c)	2,180	1,610,276

Schedule of Investments (unaudited) (continued)	iShares® USD Green Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indonesia (continued)
3.90%, 08/20/24(a)	$1,180	$1,177,055
4.70%, 06/06/32(a)	2,200	2,153,937
		4,941,268
Israel — 0.8%
Israel Government International Bond, 4.50%,
01/17/33(c)	3,035	2,788,305

Japan — 0.7%
Japan Bank for International Cooperation
1.63%, 01/20/27(c)	1,335	1,249,202
4.38%, 10/05/27	750	751,100
4.88%, 10/18/28	450	460,840
		2,461,142
Norway — 0.3%
Kommunalbanken AS
0.50%, 10/21/24(b)(c)	330	326,456
2.13%, 02/11/25(b)	630	620,000
		946,456
Peru — 0.3%
Fondo MIVIVIENDA SA, 4.63%, 04/12/27(a)	1,040	1,015,522

Senegal — 3.6%
European Investment Bank
0.63%, 10/21/27	450	402,876
3.75%, 02/14/33(c)	7,950	7,729,975
4.38%, 10/10/31	5,000	5,108,080
		13,240,931
South Korea — 0.9%
Export-Import Bank of Korea
1.75%, 10/19/28(a)	1,205	1,083,651
2.13%, 01/18/32(c)	1,680	1,413,212
Korea Hydro & Nuclear Power Co. Ltd., 5.00%,
07/18/28(a)	800	809,555
		3,306,418
Supranational — 7.1%
Arab Petroleum Investments Corp.
1.48%, 10/06/26(b)(c)	1,140	1,059,246
5.43%, 05/02/29(b)	1,000	1,031,492
Asian Development Bank
1.75%, 08/14/26	760	722,289
2.13%, 03/19/25(c)	748	734,607
2.38%, 08/10/27(c)	929	883,375
3.13%, 09/26/28(c)	1,295	1,250,040
European Bank for Reconstruction & Development,
1.50%, 02/13/25	1,430	1,403,393
European Investment Bank
0.75%, 09/23/30	2,241	1,847,977
1.63%, 10/09/29	1,537	1,366,244
1.63%, 05/13/31(c)	3,520	3,023,577
2.13%, 04/13/26	4,150	3,996,899
2.38%, 05/24/27	2,486	2,371,746
2.50%, 10/15/24(c)	870	864,848
2.88%, 06/13/25(b)	1,200	1,180,162
International Bank for Reconstruction & Development
2.13%, 03/03/25	820	806,309
Security	Par (000)	Value

Supranational (continued)
3.13%, 11/20/25	$1,405	$1,379,475
International Finance Corp., 2.13%, 04/07/26	2,190	2,108,167
		26,029,846
Sweden — 0.0%
Kommuninvest I Sverige AB, 4.63%, 09/29/28(b)	200	203,912

Total Foreign Government Obligations — 21.7%
(Cost: $82,508,989)		79,583,648

Municipal Debt Obligations

United States — 0.4%
City of Los Angeles Department of Airports Customer
Facility Charge Revenue RB, 4.24%, 05/15/48
(AGM)	460	404,730
District of Columbia Water & Sewer Authority RB,
4.81%, 10/01/2114	500	466,649
University of Michigan RB, 3.50%, 04/01/52	500	395,034

Total Municipal Debt Obligations — 0.4%
(Cost: $1,423,035)		1,266,413

Total Long-Term Investments — 98.3%
(Cost: $371,428,999)		359,919,402

	Shares

Short-Term Securities

Money Market Funds — 5.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(f)(g)(h)	20,219,557	20,227,645
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(f)(g)	630,000	630,000

Total Short-Term Securities — 5.7%
(Cost: $20,848,204)		20,857,645

Total Investments — 104.0%
(Cost: $392,277,203)		380,777,047

Liabilities in Excess of Other Assets — (4.0)%		(14,758,469)

Net Assets — 100.0%		$366,018,578

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	U.S. dollar denominated security issued by foreign domiciled entity.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® USD Green Bond ETF
July 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$24,038,190	$—	$(3,808,133	)(a)	$(1,462)	$(950)	$20,227,645	20,219,557	$111,199	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,700,000	—	(2,070,000	)(a)	—	—	630,000	630,000	157,062		—
					$(1,462)	$(950)	$20,857,645		$268,261		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$279,069,341	$—	$279,069,341
Foreign Government Obligations	—	79,583,648	—	79,583,648
Municipal Debt Obligations	—	1,266,413	—	1,266,413
Short-Term Securities
Money Market Funds	20,857,645	—	—	20,857,645
	$20,857,645	$359,919,402	$—	$380,777,047

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.	RB	Revenue Bond
CMT	Constant Maturity Treasury	SOFR	Secured Overnight Financing Rate
PJSC	Public Joint Stock Company